Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Dec. 31, 2011 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Dec. 31, 2011 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Emdeon Inc.	Jun. 30, 2011 Predecessor Emdeon Inc.	Nov. 01, 2011 Predecessor Emdeon Inc.	Dec. 31, 2010 Predecessor Emdeon Inc.	Dec. 31, 2009 Predecessor Emdeon Inc.	Jun. 30, 2011 Predecessor Guarantor Subsidiaries	Jun. 30, 2011 Predecessor Guarantor Subsidiaries	Nov. 01, 2011 Predecessor Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Guarantor Subsidiaries	Dec. 31, 2009 Predecessor Guarantor Subsidiaries	Jun. 30, 2011 Predecessor Consolidating Adjustments	Jun. 30, 2011 Predecessor Consolidating Adjustments	Nov. 01, 2011 Predecessor Consolidating Adjustments	Dec. 31, 2010 Predecessor Consolidating Adjustments	Dec. 31, 2009 Predecessor Consolidating Adjustments	Jun. 30, 2011 Predecessor Consolidated	Jun. 30, 2011 Predecessor Consolidated	Nov. 01, 2011 Predecessor Consolidated	Dec. 31, 2010 Predecessor Consolidated	Dec. 31, 2009 Predecessor Consolidated
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Revenue	$ 190,384	$ 294,468	$ 580,503					$ 190,384	$ 294,468	$ 580,503				$ 190,384	$ 294,468	$ 580,503	$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448						$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448						$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	117,421	182,565	357,756					117,421	182,565	357,756				117,421	182,565	357,756	173,373	342,026	572,541	612,367	562,636						173,373	342,026	572,541	612,367	562,636						173,373	342,026	572,541	612,367	562,636
Development and engineering	5,153	7,971	16,252					5,153	7,971	16,252				5,153	7,971	16,252	8,145	16,130	26,090	30,638	30,539						8,145	16,130	26,090	30,638	30,539						8,145	16,130	26,090	30,638	30,539
Sales, marketing, general and administrative	21,778	37,184	72,072		1,385	2,730	4,654	20,393	34,454	67,418				21,778	37,184	72,072	34,095	67,263	111,463	116,947	118,996	779	1,736	12,544	3,198	1,114	33,316	65,527	98,919	113,749	117,882						34,095	67,263	111,463	116,947	118,996
Depreciation and amortization	29,094	46,626	91,782		1,501	2,251	4,502	27,593	44,375	87,280				29,094	46,626	91,782	38,934	76,956	128,761	124,721	105,321	1	2	3			38,933	76,954	128,758	124,721	105,321						38,934	76,956	128,761	124,721	105,321
Accretion	2,459	8,579	12,346		2,459	8,579	12,346							2,459	8,579	12,346
Transaction related costs	17,857				485			17,372						17,857					66,625					17,767					48,858										66,625
Operating income (loss)	(3,378)	11,543	30,295		(5,830)	(13,560)	(21,502)	2,452	25,103	51,797				(3,378)	11,543	30,295	27,563	51,235	23,784	117,479	100,956	(780)	(1,738)	(30,314)	(3,198)	(1,114)	28,343	52,973	54,098	120,677	102,070						27,563	51,235	23,784	117,479	100,956
Equity in earnings of consolidated subsidiaries					(3,791)	12,029	7,741				3,791	(12,029)	(7,741)									(11,485)	(21,114)	(16,482)	(43,046)	(14,439)						11,485	21,114	16,482	43,046	14,439
Interest expense, net	29,343	42,902	88,641		25,164	23,693	46,851	4,179	19,209	41,790				29,343	42,902	88,641	12,650	25,275	43,201	61,017	70,171	747	1,467	2,442	3,089	715	11,903	23,808	40,759	57,928	69,456						12,650	25,275	43,201	61,017	70,171
Other	(5,843)							(5,843)						(5,843)			(2,235)	(3,638)	(8,036)	(9,284)	(519)						(2,235)	(3,638)	(8,036)	(9,284)	(519)						(2,235)	(3,638)	(8,036)	(9,284)	(519)
Loss on extinguishment of debt		21,853	21,853			495	495		21,358	21,358					21,853	21,853
Income (loss) before income tax provision (benefit)	(26,878)	(53,212)	(80,199)		(27,203)	(49,777)	(76,589)	4,116	(15,464)	(11,351)	(3,791)	12,029	7,741	(26,878)	(53,212)	(80,199)	17,148	29,598	(11,381)	65,746	31,304	9,958	17,909	(16,274)	36,759	12,610	18,675	32,803	21,375	72,033	33,133	(11,485)	(21,114)	(16,482)	(43,046)	(14,439)	17,148	29,598	(11,381)	65,746	31,304
Income tax benefit	(10,185)	(17,820)	(27,272)	13,095	(10,510)	(14,385)	(23,662)	325	(3,435)	(3,610)				(10,185)	(17,820)	(27,272)	7,920	13,095	8,201	32,579	17,301	4,157	7,715	8,417	17,213	3,029	3,763	5,380	(216)	15,366	14,272						7,920	13,095	8,201	32,579	17,301
Net income (loss)	(16,693)	(35,392)	(52,927)		(16,693)	(35,392)	(52,927)	3,791	(12,029)	(7,741)	(3,791)	12,029	7,741	(16,693)	(35,392)	(52,927)	9,228	16,503	(19,582)	33,167	14,003	5,801	10,194	(24,691)	19,546	9,581	14,912	27,423	21,591	56,667	18,861	(11,485)	(21,114)	(16,482)	(43,046)	(14,439)	9,228	16,503	(19,582)	33,167	14,003
Net income attributable to noncontrolling interest																	3,427	6,309	5,109	13,621	4,422											3,427	6,309	5,109	13,621	4,422	3,427	6,309	5,109	13,621	4,422
Net income (loss) attributable to Emdeon Inc.	$ (16,693)	$ (35,392)	$ (52,927)														$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 14,912	$ 27,423	$ 21,591	$ 56,667	$ 18,861	$ (14,912)	$ (27,423)	$ (21,591)	$ (56,667)	$ (18,861)	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581